Fair Value Measurements - Summary of Reconciliation of Warrant Liabilities Measured at Fair Value (Parenthetical) (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	$ 23,059,834